Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Amortisation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation	kr 6,529	kr 2,512	kr 1,834
Total impairment losses and reversals	2,760	9,513	1,414
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation	5,266	1,400	982
Total impairment losses and reversals	12	0	0
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation	0	0	9
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation	1,048	931	649
Total impairment losses and reversals	2,742	7,912	1,108
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation	29	14	41
Other operating income and expenses
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation	186	167	153
Total impairment losses and reversals	kr 6	kr 1,601	kr 306